FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2011
FIXED ASSETS, NET
FIXED ASSETS, NET

Note 6—FIXED ASSETS, NET

Fixed assets consist of the following:

	As of December 31,
	2010	2011
	RMB	RMB	US$
Electronic equipment	76,793	94,783	15,060
Other office and warehouse equipment	15,274	53,570	8,511
Vehicles	1,304	2,005	319
Leasehold improvements	7,207	12,489	1,984

	100,578	162,847	25,874
Less: accumulated depreciation	(44,644)	(66,235)	(10,524)

Fixed assets, net	55,934	96,612	15,350

Depreciation expense was RMB12,742 ,RMB20,098 and RMB24,870 (US$3,951) for the years ended December 31, 2009, 2010 and 2011, respectively.